Offerings - Offering: 1 shares in Thousands	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0625 per share
Amount Registered | shares	50
Proposed Maximum Offering Price per Unit	43.38
Maximum Aggregate Offering Price	$ 2,169,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 299.54
Offering Note

(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) also covers additional shares that may be offered or issued under the QNB Corp. 2026 Employee Stock Purchase Plan.

(2)

Estimated pursuant to Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee based upon the average of the high and low prices for a share of the registrant’s common stock on June 8, 2026.

(3)	Rounded up to the nearest penny.